UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Wesley Capital Management, LLC
Address:                   717 5th Avenue, 14th Floor
                           New York, NY 10022

13F File Number: ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Arthur  Wrubel
Title:                              Managing Member
Phone:                              212-421-7002

Signature, Place, and Date of Signing:

  /s/ Arthur Wrubel                  New York, NY                 May 15, 2007
  -----------------                 --------------                ------------
     [Signature]                    [City, State]                    [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:                               John Khoury
Title:                              Managing Member
Phone:                              212-421-7002

Signature, Place, and Date of Signing:

   /s/ John Khoury                   New York, NY                 May 15, 2007
  -----------------                 --------------                ------------
     [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


      13F File Number           Name

      28- ___________           ________________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                               ------------
Form 13F Information Table Entry Total:            27
                                               ------------
Form 13F Information Table Value Total:        $   880,376
                                               ------------
                                                (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.

Name of Issuer                               Title of      Cusip    Value (000)      Share /     Share/   Put /       Investment
                                              Class                                Prn Amount    / Prn    Call        Discretion

AMERICAN FINL RLTY TR CMN                       COM      02607P305       6,602       655,000           SH         SHARED - DEFINED
AMERICAN LD LEASE INC CMN                       COM      027118108       1,073        42,900           SH         SHARED - DEFINED
APARTMENT INVT & MGMT CO CL-A CMN CLASS A       COM      03748R101      38,393       665,500           SH         SHARED - DEFINED
ARBOR REALTY TRUST, INC. CMN                    COM      038923108      15,708       516,031           SH         SHARED - DEFINED
CAPITAL SENIOR LIVING CORP CMN                  COM      140475104       7,139       614,900           SH         SHARED - DEFINED
CORRECTIONS CORP OF AMERICA CMN                 COM      22025Y407      92,048     1,743,000           SH         SHARED - DEFINED
CRESCENT REAL ESTATE EQUITIES INC               COM      225756105      16,983       846,600           SH         SHARED - DEFINED
GEO GROUP INC CMN                               COM      36159R103         136         3,000           SH         SHARED - DEFINED
GRUBB & ELLIS COMPANY CMN                       COM      400095204      11,425       972,300           SH         SHARED - DEFINED
HILTON HOTELS CORP CMN                          COM      432848109      74,121     2,061,200           SH         SHARED - DEFINED
HOME DEPOT INC CMN                              COM      437076102      28,657       780,000           SH         SHARED - DEFINED
IRSA INVERSIONES Y REPRESENTAC IONES
  S A GDS REPSTG 10 SHS                         COM      450047204      21,502     1,124,000           SH         SHARED - DEFINED
MI DEVELOPMENTS INC. CMN                        COM      55304X104      23,664       632,900           SH         SHARED - DEFINED
MAGUIRE PPTYS INC CMN                           COM      559775101      33,416       939,700           SH         SHARED - DEFINED
PENN REAL EST INV TRUST CMN                     COM      709102107       7,758       175,000           SH         SHARED - DEFINED
PINNACLE ENTMT INC CMN                          COM      723456109      20,029       689,000           SH         SHARED - DEFINED
POST PROPERTIES INC CMN                         COM      737464107     127,815     2,795,000           SH         SHARED - DEFINED
RAMCO-GERSHENSON PPTYS TR (MD) CMN              COM      751452202       6,921       193,800           SH         SHARED - DEFINED
REPUBLIC PROPERTY TRUST CMN                     COM      760737106      29,455     2,563,500           SH         SHARED - DEFINED
SUN COMMUNITIES INC CMN                         COM      866674104      47,679     1,537,040           SH         SHARED - DEFINED
SUNRISE SENIOR LIVING INC CMN                   COM      86768K106     102,726     2,599,345           SH         SHARED - DEFINED
TEJON RANCH CO CMN                              COM      879080109     105,552     2,231,565           SH         SHARED - DEFINED
THOMAS PPTYS GROUP INC CMN                      COM      884453101      11,868       764,700           SH         SHARED - DEFINED
URSTADT BIDDLE PROPERTIES INC. CMN              COM      917286205       4,566       233,415           SH         SHARED - DEFINED
WAL MART STORES INC CMN                         COM      931142103      36,903       786,000           SH         SHARED - DEFINED
WINTHROP REALTY TRUST CMN                       COM      976391102       1,401       212,000           SH         SHARED - DEFINED
WYNN RESORTS LTD CMN                            COM      983134107       6,836        72,062           SH         SHARED - DEFINED

                                                                       880,376    26,449,458




Name of Issuer                                   Other                 Voting Authority
                                                Managers        Sole         Shared         None
AMERICAN FINL RLTY TR CMN                         N/A         655,000
AMERICAN LD LEASE INC CMN                         N/A          42,900
APARTMENT INVT & MGMT CO CL-A CMN CLASS A         N/A         665,500
ARBOR REALTY TRUST, INC. CMN                      N/A         516,031
CAPITAL SENIOR LIVING CORP CMN                    N/A         614,900
CORRECTIONS CORP OF AMERICA CMN                   N/A       1,743,000
CRESCENT REAL ESTATE EQUITIES INC                 N/A         846,600
GEO GROUP INC CMN                                 N/A           3,000
GRUBB & ELLIS COMPANY CMN                         N/A         972,300
HILTON HOTELS CORP CMN                            N/A       2,061,200
HOME DEPOT INC CMN                                N/A         780,000
IRSA INVERSIONES Y REPRESENTAC IONES
  S A GDS REPSTG 10 SHS                           N/A       1,124,000
MI DEVELOPMENTS INC. CMN                          N/A         632,900
MAGUIRE PPTYS INC CMN                             N/A         939,700
PENN REAL EST INV TRUST CMN                       N/A         175,000
PINNACLE ENTMT INC CMN                            N/A         689,000
POST PROPERTIES INC CMN                           N/A       2,795,000
RAMCO-GERSHENSON PPTYS TR (MD) CMN                N/A         193,800
REPUBLIC PROPERTY TRUST CMN                       N/A       2,563,500
SUN COMMUNITIES INC CMN                           N/A       1,537,040
SUNRISE SENIOR LIVING INC CMN                     N/A       2,599,345
TEJON RANCH CO CMN                                N/A       2,231,565
THOMAS PPTYS GROUP INC CMN                        N/A         764,700
URSTADT BIDDLE PROPERTIES INC. CMN                N/A         233,415
WAL MART STORES INC CMN                           N/A         786,000
WINTHROP REALTY TRUST CMN                         N/A         212,000
WYNN RESORTS LTD CMN                              N/A          72,062

                                                           26,449,458